Shareholder Fees {- Fidelity Freedom® 2025 Fund}	Jul. 15, 2022 USD ($)
03.31 Fidelity Freedom Funds Retail Combo PRO-17 | Fidelity Freedom® 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none